Related parties (Details Narrative) $ in Thousands, $ in Millions	6 Months Ended
	Jul. 31, 2021 USD ($)	Aug. 23, 2021 NZD ($)	Aug. 23, 2021 USD ($)	Jul. 31, 2021 NZD ($)	Jul. 31, 2021 USD ($)	Jan. 21, 2021 NZD ($)	Jan. 21, 2021 USD ($)
StatementLineItems [Line Items]
Amounts receivable, related party transactions					$ 1,685
FOH Service Agreement [Member]
StatementLineItems [Line Items]
Amounts receivable, related party transactions					200
Share Sale Agreement [Member] | Bendon Limited [Member]
StatementLineItems [Line Items]
Notional amount				$ 7.0	4,900	$ 7.0	$ 4,900
Share Sale Agreement [Member] | Bendon Limited [Member] | Events Occurring After Reporting Date [Member]
StatementLineItems [Line Items]
Notional amount		$ 7.0	$ 4,900				$ 4,900
Way Store Pty [Member]
StatementLineItems [Line Items]
Purchases of goods, related party transactions	$ 500
Taxxat Pty Limited [Member]
StatementLineItems [Line Items]
Issued during the services	$ 30
Amounts receivable, related party transactions					$ 1,700